WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants
WARRANTS

NOTE 22 — WARRANTS

A summary of warrant activity during the years ended December 31, 2021 and 2020 is as follows:

Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2019	455,451	$16.75
Issued	186,072	3.91
Exercised	(110,000)	3.91
Expired	(310,010)	23.70
Balance at December 31, 2020	221,513	$7.08
Issued	—	—
Exercised	(166,072)	3.91
Expired	(35,441)	23.70
Balance at December 31, 2021	20,000	3.91

2019 Lincoln Park Warrants

During 2019, the Company issued the 2019 Lincoln Park Warrants (see Note 15). The 2019 Lincoln Park Warrants became exercisable on the six-month anniversary of issuance and for a period of five years thereafter. Pursuant to the warrant agreements, if a resale registration statement covering the shares of common stock underlying the 2019 Lincoln Park Warrants was not effective and available at the time of exercise, the 2019 Lincoln Park Warrants were exercised by means of a “cashless” exercise formula. On June 5, 2020, Lincoln Park exercised the 2019 Lincoln Park Warrants by means of a cashless exercise formula and was issued 75,403 shares of common stock. As a result, no related warrants were outstanding as of December 31, 2021 and 2020. For the year ended December 31, 2020, the Company recorded a loss in the change of fair value of warrant liability of $179,886 in its consolidated statement of operations; no such charge was recorded for the year ended December 31, 2021.

Series E, F, G and H Warrants

During 2020, in relation to the 2020 Lincoln Park Note, the Company issued the 2020 Lincoln Park Warrants (see Note 15, collectively “Series E, F, G, and H Warrants”. The 2020 Lincoln Park Warrants become exercisable on the six-month anniversary of issuance and for a period of five years thereafter. If a resale registration statement covering the shares of common stock underlying the 2020 Lincoln Park Warrants was not effective and available at the time of exercise, the 2020 Lincoln Park Warrants were exercisable by means of a “cashless” exercise formula. The Company determined that the 2020 Lincoln Park Warrants should be classified as freestanding financial instruments that meet the criteria to be accounted for as derivative liabilities and recorded a fair value at issuance of $314,441.

The Company recorded a loss of $2,397,877 and $85,559 in its consolidated statements of operations due to change in fair value for the year ended December 31, 2021 and 2020, respectively, in connection with the Series E, F, G and H warrants which were exercised in March 2021 using a cashless exercise formula pursuant to the warrant agreement. As of December 31, 2020, the Company had a balance of $400,000 recorded in its consolidated balance sheet for these warrants. During the year ended December 31, 2021, all outstanding 2020 Lincoln Park Warrants were exercised and, therefore there is no amount recorded in the consolidated balance sheet as of December 31, 2021.

Series “I” Warrants

On March 4, 2020, in connection with the issuance of a $500,000 convertible note payable, the Company issued the Series “I” Warrant to purchase up to 20,000 shares of common stock at a purchase price of $3.91 per share. The warrants became exercisable on the six-month anniversary and for a period of five years thereafter. If a resale registration statement covering the shares of common stock underlying the warrants is not effective and available at the time of exercise, the warrants may be exercised by means of a “cashless” exercise formula. The Company determined that the Series “I” Warrant should be classified as a freestanding financial instrument that meets the criteria to be accounted for as a derivative liability and recorded a fair value at issuance of $40,000.

The Company recorded expense of $85,000 and $10,000 due to change in fair value of the Series “I” Warrants during the year ended December 31, 2021 and 2020, respectively, and had a balance of $135,000 and $50,000 as of December 31, 2021 and 2020, respectively, recorded in its consolidated balance sheet.